UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

              California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 89.8%

California — 89.8%
Corporate — 1.8%
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(d)	$2,750	$2,914,973
San Jose Water Company Project, AMT, 4.75%, 11/01/46	4,000	4,279,760
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,534,251

		9,728,984
County/City/Special District/School District — 32.5%
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 08/01/32	250	148,360
0.00%, 08/01/33	500	282,450
0.00%, 08/01/34	505	272,347
0.00%, 08/01/35	545	280,501
0.00%, 08/01/36	500	245,375
0.00%, 08/01/37	650	304,174
0.00%, 08/01/38	630	281,219
0.00%, 08/01/39	750	319,283
0.00%, 08/01/40	1,850	752,432
0.00%, 08/01/41	305	118,493
0.00%, 02/01/42	350	132,787
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,160,429
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(b)	2,000	2,063,820
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(b)	2,500	2,562,250
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(b)	9,045	9,450,306
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,755	3,061,549
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,083,368
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Election of 2014, Series C, 4.00%, 10/01/43(c)	2,820	2,894,815

Security	Par (000)	Value
County/City/Special District/School District (continued)
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	$3,700	$4,309,279
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/37	2,725	3,079,822
Gavilan Joint Community College District, GO, Election of 2004, Series D(b):
5.50%, 08/01/21	2,165	2,408,519
5.75%, 08/01/21	8,400	9,410,604
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(b)	2,500	2,822,450
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(b)	1,880	2,091,462
Imperial Irrigation District, Series A, Electric System Revenue(b):
5.13%, 11/01/18	4,085	4,152,770
5.13%, 11/01/18	915	930,180
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,580,937
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(b)	2,075	2,146,753
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/34	4,500	5,014,665
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	8,140	8,991,851
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 08/01/19(b)	7,490	7,787,877
Perris Union High School District, GO, Election of 2012, Series B (BAM), 5.25%, 09/01/39	2,715	3,093,118
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM)(b):
5.50%, 08/01/18	2,000	2,018,940
5.63%, 08/01/18	4,500	4,544,010
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 07/01/18(b)	5,000	5,029,450
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,455	2,503,241

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
RNR School Financing Authority, Special Tax Bonds, Community Facilities District No. 92-1, Series A (BAM):
5.00%, 09/01/37	$1,500	$1,689,000
5.00%, 09/01/41	3,000	3,357,090
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	2,570	2,577,556
5.75%, 05/01/42	4,500	4,933,440
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 06/01/32	3,375	3,781,991
5.00%, 06/01/39	5,800	6,429,242
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 08/01/20(b)	6,475	6,926,178
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,327,900
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(b)	5,600	5,891,648
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(b)	7,680	8,603,981
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,877,817
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(b)	6,140	6,699,354
Election of 2010, Series B, 5.50%, 08/01/39	3,000	3,431,940
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,861,275

		168,718,298

Education — 3.1%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(b)	2,750	3,130,407

Security	Par (000)	Value
Education (continued)
California Municipal Finance Authority, Refunding RB, University of La Verne, Series A, 5.00%, 06/01/36	$1,150	$1,298,442
California School Finance Authority, RB, Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 07/01/36(d)	755	823,539
California School Finance Authority, Refunding RB, Aspire Public Schools- Obligated Group, 5.00%, 08/01/46(d)	1,250	1,331,938
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 05/15/33	2,625	2,929,867
CHF-Irvine LLC, 5.00%, 05/15/40	2,250	2,476,328
University of California, RB, 5.25%, 05/15/36	3,680	4,203,811

		16,194,332

Health — 11.7%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,992,900
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,405,452
Sutter Health, Series B, 6.00%, 08/15/20(b)	7,715	8,424,549
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 07/01/19(b)	5,500	5,764,715
Dignity Health, 6.00%, 07/01/19(b)	2,370	2,484,068
Providence St. Joseph Health, 4.00%, 10/01/47	4,855	4,882,479
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	4,000	4,351,040
California Statewide Communities Development Authority, RB:
Huntington Memorial Hospital Project, 4.00%, 07/01/48(c)	1,780	1,770,655
Sutter Health, Series A, 6.00%, 08/15/20(b)	5,130	5,601,806

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	$2,860	$3,129,069
Front Porch Communities and Services, 4.00%, 04/01/42	2,595	2,604,601
Front Porch Communities and Services, 4.00%, 04/01/47	2,535	2,526,305
Front Porch Communities and Services, 5.00%, 04/01/47	3,305	3,636,525

		60,574,164
State — 6.7%
State of California, GO, Various Purposes:
6.00%, 04/01/19(b)	4,910	5,097,366
6.00%, 04/01/38	8,970	9,303,774
6.00%, 03/01/33	5,500	5,920,200
6.00%, 11/01/39	3,510	3,722,495
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(b)	3,670	3,828,324
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	2,946,701
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19(b)	3,365	3,582,143

		34,401,003
Tobacco — 0.2%
San Diego Tobacco Settlement Revenue Funding Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/32	860	869,365

Transportation — 22.1%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,662,720
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 05/01/39	9,650	10,039,956
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	375	376,178
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 01/01/27	985	988,014

Security	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 05/01/18(b)	$3,500	$3,500,000
2nd Series A, 5.25%, 05/01/33	1,900	2,105,390
Series A, 5.00%, 05/01/40	3,785	4,136,816
Series A, 5.00%, 05/01/44	2,660	2,901,209
City & County of San Francisco California Airports Commission, Refunding RB, AMT:
2nd Series 34E (AGM), 5.75%, 05/01/18(b)	840	840,000
Series A, 5.00%, 05/01/47	7,715	8,601,608
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Sub-Series B, 5.00%, 05/15/40	2,500	2,636,050
Series D, AMT, 5.00%, 05/15/35	2,000	2,230,520
Series D, AMT, 5.00%, 05/15/36	1,500	1,669,890
Sub-Series A, AMT, 5.00%, 05/15/47	2,990	3,339,740
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 05/15/29	4,760	4,929,266
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,425,119
Series A, 5.00%, 03/01/47	6,770	7,502,785
Series A-1, 6.25%, 03/01/34	1,400	1,553,090
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	2,500	2,817,125
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 07/01/33	7,000	7,035,560
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 07/01/18(b)	5,555	5,591,774

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	$1,750	$1,963,973
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,102,055
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,708,330
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	10,760	12,033,446
Los Angeles Harbor Department, RB, Series B, 5.25%, 08/01/19(b)	2,760	2,879,977
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(b)	5,530	5,770,389
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	200	218,924
Sacramento County California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/32(c)	2,430	2,799,943

		115,359,847
Utilities — 11.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(b)	5,000	5,487,200
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,692,720
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(b)	1,325	1,408,104
5.00%, 06/01/28	675	716,769
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	10,916,400
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19(b)	6,280	6,604,362
5.00%, 11/01/36	3,335	3,798,298
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	4,000	4,432,280

Security	Par (000)	Value
Utilities (continued)
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 06/01/20(b)	$5,000	$5,324,150
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,617,350
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/48	5,000	5,756,300
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(b)	2,000	2,073,020

		60,826,953

Total Municipal Bonds — 89.8% (Cost — $446,568,740)		466,672,946

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 80.9%
County/City/Special District/School District — 24.2%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,402,698
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,810,014
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,007,663
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	5,000	5,187,825
Los Angeles California Unified School District, GO:
Election of 2008, Series B-1, 5.25%, 07/01/42(f)	7,075	8,393,059
Series I, 5.00%, 01/01/34	5,000	5,172,675
Los Angeles Community College District California, GO, Election of 2003, Series F-1, 5.00%, 08/01/18(b)	12,000	12,097,980

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	$9,596	$10,096,090
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,951,879
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	11,401,765
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	17,693,770

		125,215,418
Education — 13.9%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	13,002	14,713,589
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(b)	11,000	11,753,775
University of California, RB:
Series AM, 5.25%, 05/15/44	9,210	10,455,054
Series O, 5.75%, 05/15/19(b)	11,192	11,644,116
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,105	23,886,028

		72,452,562
Health — 17.8%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	13,280	13,509,080
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,708,820
Sutter Health, Series A, 4.00%, 11/15/42	7,500	7,612,950
Sutter Health, Series A, 5.00%, 08/15/52	10,000	10,847,300
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	5,002,166

Security	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, Refunding RB (continued):
Sutter Health, Series A, 5.00%, 08/15/43	$24,940	$27,558,700
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,860	21,522,084

		92,761,100
State — 0.7%
State of California, GO, Refunding Various Purpose, 5.25%, 10/01/39	3,000	3,460,830

Transportation — 9.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge(f):
4.00%, 04/01/42	11,250	11,642,381
4.00%, 04/01/49	6,555	6,738,125
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	5,000	5,542,100
Series D, AMT, 5.00%, 05/15/41	13,312	14,719,130
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	4,050,317
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,090,012

		48,782,065
Utilities — 15.0%
Anaheim Public Financing Authority, Refunding RB, Anaheim Convention Center Expansion Project, Series A:
5.00%, 05/01/39	6,000	6,681,270
5.00%, 05/01/46	13,500	14,954,693
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	4,380	4,587,765
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	6,290	7,054,990
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	17,324,295
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(b):
5.00%, 05/01/18	1,412	1,411,809
5.00%, 05/01/18	7,098	7,098,191

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$8,413	$9,468,794
Rancho Water District Financing Authority, Refunding RB, Series A (AGM)(b):
5.00%, 08/01/18	3,729	3,759,545
5.00%, 08/01/18	5,548	5,593,720

		77,935,072

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 80.9% (Cost — $414,639,833)		420,607,047

Total Long-Term Investments — 170.7% (Cost — $861,208,573)		887,279,993

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(g)(h)	4,319,508	$4,319,508
Total Short-Term Securities — 0.8% (Cost — $4,319,508)		4,319,508

Total Investments — 171.5% (Cost — $865,528,081)		891,599,501
Other Assets Less Liabilities — 0.5%		2,487,141
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.0)%		(207,994,852)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%		(166,236,715)

Net Assets Applicable to Common Shares — 100.0%		$519,855,075

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to January 1, 2026, is $18,076,869.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	545,574	3,773,934	4,319,508	$4,319,508	$19,469	$(1,760)	$(54)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	126	06/20/18	$15,073	$86,064
Long U.S. Treasury Bond	127	06/20/18	18,268	(3,061)
5-Year U.S. Treasury Note	24	06/29/18	2,724	12,850

				$95,853

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$887,279,993	$—	$887,279,993
Short-Term Securities	4,319,508	—	—	4,319,508

	$4,319,508	$887,279,993	$—	$891,599,501

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$98,914	$—	$—	$98,914
Liabilities:
Interest rate contracts	(3,061)	—	—	(3,061)

	$95,853	$—	$—	$95,853

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(207,177,578)	$—	$(207,177,578)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(373,677,578)	$—	$(373,677,578)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) -	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 18, 2018